                          DELAWARE GROUP EQUITY FUNDS V

                          Delaware Small Cap Value Fund
                         Delaware Retirement Income Fund
                       Delaware Small Cap Contrarian Fund

                            Supplement to the Fund's
                        Class A, Class B and Class C SAI
                             dated January 31, 2002


The Board of Trustees has approved the following changes in sales charges for Class A and Class B share purchases effective November 18, 2002. Please carefully review the changes with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

All references in this Statement of Additional Information (SAI) to the Class B contingent deferred sales charge (CDSC) are replaced with the new Class B contingent deferred sales charge of 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter. The maximum amount of Class B shares that may be purchased at any one time will be lowered to $100,000. The Class A sales charge schedule and the Class C CDSC and purchase amount are not affected.

Effective November 18, 2002, the new sales charge schedule for Class B shares and maximum purchase amount, described above, replace the sales charge and maximum purchase amount information throughout the SAI, and specifically in the following sections: "Performance Information" on page 19; "Purchasing Shares" starting on page 28; "Purchasing Shares -- Special Purchase Features - Class A Shares - Right of Accumulation" on page 35; and "Redemption and Exchange" on page 49.

The following paragraphs and average annual total and cumulative total return tables replace the similar tables on pages 20 and 24. Past performance is not a guarantee of future results:

         Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

The average annual total return for each Class is shown for the 1 year, 5 year, or 10 year period ending December 31, 2001. If a Class has not been in existence for a full 1, 5 or 10 year period, then Lifetime returns are shown. Lifetime returns are not shown if performance information exists for the 10 year period.



                                        Average Annual Total Return
                                           Small Cap Value Fund

-----------------------------------------------------------------------------------------------------

                                                     1 year     5 years    10 years
                                                      ended       ended       ended     Life of
                                                   11/30/01    11/30/01    11/30/01        Fund
-----------------------------------------------------------------------------------------------------
     Class A Shares (at offer before taxes)(2)      10.88%       7.87%      11.50%         N/A
--------------------------------------------------------------------------------------------------
     Class A Shares (at offer after taxes
     on distributions)(2)                            9.85%       5.91%       9.83%         N/A
--------------------------------------------------------------------------------------------------
     Class A Shares (at offer after taxes
     on distributions and sale of fund
     shares)(2)                                      7.22%       5.53%       8.95%         N/A
--------------------------------------------------------------------------------------------------
     Class A Shares (at NAV before taxes)(2)        17.66%       9.15%      12.16%         N/A
--------------------------------------------------------------------------------------------------
     Class B Shares (including CDSC before
     taxes)(3)                                      12.83%       8.06%         N/A      10.15%
--------------------------------------------------------------------------------------------------
     Class B Shares (including CDSC after
     taxes on distributions)(3)                     11.84%       6.24%         N/A       8.55%
--------------------------------------------------------------------------------------------------
     Class B Shares (including CDSC after
     taxes on distributions and sale of
     fund shares)(3)                                 8.46%       5.79%         N/A       7.73%
--------------------------------------------------------------------------------------------------
     Class B Shares (excluding CDSC before
     taxes)(3)                                      16.83%       8.38%         N/A      10.15%
--------------------------------------------------------------------------------------------------
     Class C Shares (including CDSC before
     taxes)                                         15.88%       8.40%         N/A      10.17%
--------------------------------------------------------------------------------------------------
     Class C Shares (including CDSC after
     taxes on distributions)                        14.89%       6.60%         N/A       8.34%
--------------------------------------------------------------------------------------------------
     Class C Shares (including CDSC after
     taxes on distributions and sale of
     fund shares)                                   10.32%       6.09%         N/A       7.59%
--------------------------------------------------------------------------------------------------
     Class C Shares (excluding CDSC before
     taxes)                                         16.88%       8.40%         N/A      10.17%
--------------------------------------------------------------------------------------------------
     Institutional Class Shares (before
     taxes)                                         18.08%       9.49%      12.47%         N/A
--------------------------------------------------------------------------------------------------
     Institutional Class Shares (after
     taxes on distributions)                        16.87%       7.38%      10.69%         N/A
--------------------------------------------------------------------------------------------------
     Institutional Class Shares (after
     taxes on distributions and sale of
     fund shares)                                   11.63%       6.80%       9.75%         N/A
--------------------------------------------------------------------------------------------------


(1) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
(2) Date of initial public offering of Small Cap Value Fund A Class was June 24, 1987; date of initial public offering of Small Cap Value Fund Institutional Class shares was November 9, 1992; date of initial public offering of Small Cap Value Fund Class B Shares was September 6, 1994; date of initial public offering of Small Cap Value Fund Class C Shares was November 29, 1995.
(3) Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter. The above figures have been calculated using this new schedule. For the period November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year;
     (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated June 28, 2002 included a Cumulative Total Return table with figures calculated using this old schedule.

                           Average Annual Total Return
                            Small Cap Contrarian Fund

--------------------------------------------------------------------------------

                                                     1 year         Life of
                                                      ended            Fund
                                                   11/30/01      (12/29/98)
--------------------------------------------------------------------------------
   Class A Shares (at offer before taxes)(2)        17.32%          11.14%
--------------------------------------------------------------------------------
   Class A Shares (at offer after taxes
   on distributions)(2)                             16.58%           9.70%
--------------------------------------------------------------------------------
   Class A Shares (at offer after taxes
   on distributions and sale of fund
   shares)(2)                                       10.47%           8.23%
--------------------------------------------------------------------------------
   Class A Shares (at NAV before taxes)(2)          24.42%          13.42%
--------------------------------------------------------------------------------
   Institutional Class Shares (before
   taxes)                                           24.42%          13.42%
--------------------------------------------------------------------------------
   Institutional Class Shares (after
   taxes on distributions)                          23.63%          11.95%
--------------------------------------------------------------------------------
   Institutional Class Shares (after
   taxes on distributions and sale of
   fund shares)                                     14.79%          10.10%
--------------------------------------------------------------------------------


                           Average Annual Total Return
                             Retirement Income Fund


-------------------------------------------------------------------------------------------

                                                     1 year      5 years
                                                      ended        ended   Life of Fund
                                                   11/30/01     11/30/01       (12/2/96)
-------------------------------------------------------------------------------------------
   Class A Shares (at offer before taxes)(2)        -2.15%         N/A         8.98%
-------------------------------------------------------------------------------------------
   Class A Shares (at offer after taxes
   on distributions)(2)                             -4.38%         N/A         5.95%
-------------------------------------------------------------------------------------------
   Class A Shares (at offer after taxes
   on distributions and sale of fund
   shares)(2)                                       -0.71%         N/A         5.89%
-------------------------------------------------------------------------------------------
   Class A Shares (at NAV before taxes)(2)           3.87%         N/A        10.28%
-------------------------------------------------------------------------------------------
   Institutional Class Shares (before
   taxes)                                            3.87%         N/A        10.29%
-------------------------------------------------------------------------------------------
   Institutional Class Shares (after
   taxes on distributions)                           1.50%         N/A         7.22%
-------------------------------------------------------------------------------------------
   Institutional Class Shares (after
   taxes on distributions and sale of
   fund shares)                                      2.98%         N/A         6.97%
-------------------------------------------------------------------------------------------


                                                      Cumulative Total Return
                                                        Small Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Small Cap        Small Cap        Small Cap        Small Cap
                       Small Cap     Small Cap                         Value Fund       Value Fund       Value Fund       Value Fund
                      Value Fund    Value Fund        Small Cap    Class B Shares   Class B Shares   Class C Shares   Class C Shares
                         Class A       Class A       Value Fund        (Including       (Excluding       (Including       (Excluding
                       Shares(1)        Shares    Institutional    Deferred Sales   Deferred Sales   Deferred Sales   Deferred Sales
                      (at Offer)      (at NAV)            Class        Charge)(2)          Charge)          Charge)          Charge)
------------------------------------------------------------------------------------------------------------------------------------
3 months ended
11/30/01                -6.23%         -.51%           -.37%            -4.66%            -.69%            -1.65%            -.66%
------------------------------------------------------------------------------------------------------------------------------------
6 months ended
11/30/01                -7.44%        -1.81%          -1.60%            -6.10%           -2.18%            -3.13%           -2.15%
------------------------------------------------------------------------------------------------------------------------------------
9 months ended
11/30/01                -1.94%         4.04%           4.34%            -0.54%            3.46%             2.50%            3.50%
------------------------------------------------------------------------------------------------------------------------------------
1 year ended
11/30/01                10.88%        17.66%          18.09%            12.83%           16.83%            15.88%           16.88%
------------------------------------------------------------------------------------------------------------------------------------
3 years ended
11/30/01                15.74%        22.77%          23.94%            17.44%           20.19%            20.25%           20.25%
------------------------------------------------------------------------------------------------------------------------------------
5 years ended
11/30/01                46.03%        54.93%          57.32%            47.31%           49.56%            49.67%           49.67%
------------------------------------------------------------------------------------------------------------------------------------
10 years ended
11/30/01               196.90%       214.93%         223.81%               N/A              N/A               N/A              N/A
------------------------------------------------------------------------------------------------------------------------------------
Life of Fund(3)        464.93%       432.52%         480.85%           101.23%          101.23%            78.92%           78.92%
------------------------------------------------------------------------------------------------------------------------------------

(1) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
(2) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this schedule.
(3) Date of initial public offering of Small Cap Value Fund A Class was June 24, 1987; date of initial public offering of Small Cap Value Fund Institutional Class shares was November 9, 1992; date of initial public offering of Small Cap Value Fund Class B Shares was September 6, 1994; date of initial public offering of Small Cap Value Fund Class C Shares was November 29, 1995.
(4) Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter. The above figures have been calculated using this new schedule. For the period November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year;
     (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated June 28, 2002 included a Cumulative Total Return table with figures calculated using this old schedule.

                                                  Cumulative Total Return
                                                Small Cap Contrarian Fund(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Small Cap
                               Small Cap      Small Cap      Small Cap      Small Cap       Small Cap      Small Cap      Contrarian
                              Contrarian     Contrarian     Contrarian     Contrarian      Contrarian     Contrarian            Fund
                            Fund Class A   Fund Class A   Fund Class B   Fund Class B    Fund Class C   Fund Class B   Institutional
                              (at Offer)       (at NAV)     (at Offer)       (at NAV)      (at Offer)       (at NAV)           Class
------------------------------------------------------------------------------------------------------------------------------------
3 months ended 11/30/01        -4.87%          .91%           N/A              N/A           N/A              N/A              .91%
------------------------------------------------------------------------------------------------------------------------------------
6 months ended 11/30/01        -4.22%         1.64%           N/A              N/A           N/A              N/A             1.64%
------------------------------------------------------------------------------------------------------------------------------------
9 months ended 11/30/01         2.58%         8.80%           N/A              N/A           N/A              N/A             8.80%
------------------------------------------------------------------------------------------------------------------------------------
1 year ended 11/30/01          17.32%        24.42%           N/A              N/A           N/A              N/A            24.42%
------------------------------------------------------------------------------------------------------------------------------------
Life of Fund (12/29/98)        36.18%        44.71%           N/A              N/A           N/A              N/A            44.51%
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain expenses of this Fund have been waived and reimbursed by the Manager during the periods shown. In the absence of such waiver and reimbursement, performance would have been affected negatively.


                                                      Cumulative Total Return
                                                      Retirement Income Fund(1)
------------------------------------------------------------------------------------------------------------------------------------

                             Retirement     Retirement      Retirement     Retirement     Retirement     Retirement
                            Income Fund    Income Fund     Income Fund    Income Fund    Income Fund    Income Fund       Retirement
                                Class A        Class A         Class B        Class B        Class C        Class C      Income Fund
                                 Shares         Shares          Shares         Shares         Shares         Shares    Institutional
                          (at Offer)(2)       (at NAV)      (at Offer)       (at NAV)      (at Offer)      (at NAV)            Class
------------------------------------------------------------------------------------------------------------------------------------
3 months ended 11/30/01       -.6.48%          -.75%             N/A            N/A            N/A             N/A          -.75%
------------------------------------------------------------------------------------------------------------------------------------
6 months ended 11/30/01        -9.15%         -3.65%             N/A            N/A            N/A             N/A         -3.65%
------------------------------------------------------------------------------------------------------------------------------------
9 months ended 11/30/01        -5.24%           .54%             N/A            N/A            N/A             N/A           .54%
------------------------------------------------------------------------------------------------------------------------------------
1 year ended 11/30/01          -2.15%          3.87%             N/A            N/A            N/A             N/A          3.87%
------------------------------------------------------------------------------------------------------------------------------------
3 years ended 11/30/01          8.70%         15.34%             N/A            N/A            N/A             N/A         15.47%
------------------------------------------------------------------------------------------------------------------------------------
Life of Fund (12/2/96)         53.67%         63.07%             N/A            N/A            N/A             N/A         63.12%
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain expenses of this Fund have been waived and reimbursed by the Manager during the periods shown. In the absence of such waiver and reimbursement, performance would have been affected negatively.
(2) Prior to March 30, 1999, the maximum front-end sales charge was 4.75%. Effective March 30, 1999, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.


         The sentence which is the second paragraph on page 32 under section "Contingent Deferred Sales Charge - Class B Shares and Class C Shares" is deleted. The same sentence which is the last sentence in the fifth paragraph on page 55 under the section "Redemption and Exchange - Contingent Deferred Sales Charge for Certain Redemptions of Class A shares Purchased at Net Asset Value" is deleted.


The first paragraph under the section entitled Institutional Classes under the heading PURCHASING SHARES is hereby revised by inserting the following language at the end of the paragraph:

          "; (f) certain plans qualified under Section 529 of the Internal Revenue Code for which Delaware Service Company, Inc., the Distributor, or the Manager or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution or similar services; and (g) Programs sponsored by financial intermediaries where such program requires the purchase of Institutional Class shares."

The date of this Supplement is November 18, 2002.